Delaware Large Cap Core Fund
Delaware Large Cap Core Fund
Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware Large Cap Core Fund	1 year	Lifetime	Inception Date
Class A	5.45%	(0.94%)	Aug 31, 2006
Class A After Taxes on Distributions	5.36%	(1.28%)	Aug 31, 2006
Class A After Taxes on Distributions and Sales	3.66%	(0.85%)	Aug 31, 2006
Class C	none	none	Aug 31, 2006
Class R	none	none	Aug 31, 2006
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	1.32%	Aug 31, 2006

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

VOYAGEUR MUTUAL FUNDS III

Delaware Large Cap Core Fund

Supplement to the Fund’s Class A, Class C and Class R
Summary and Statutory Prospectuses dated August 29, 2011
(the “Prospectuses”)

The following replaces the average annual total return table found in the Prospectuses under “How has Delaware Large Cap Core Fund performed?”.

Average annual total returns for periods ended December 31, 2010

		Lifetime
		(08/31/06
	1 year	to
		12/31/10)
Class A return before taxes	5.45%	-0.94%
Class A return after taxes on distributions	5.36%	-1.28%
Class A return after taxes on distributions and sale of Fund shares	3.66%	-0.85%
Class C return before taxes	n/a	n/a
Class R return before taxes	n/a	n/a
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	1.32%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Please keep this Supplement for future reference.

This Supplement is dated May 17, 2012.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 17, 2012
Entity Registrant Name	dei_EntityRegistrantName	VOYAGEUR MUTUAL FUNDS III
Entity Central Index Key	dei_EntityCentralIndexKey	0000763749
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 17, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 17, 2012
Prospectus Date	rr_ProspectusDate	Aug 29, 2011
Delaware Large Cap Core Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.45%
Lifetime	rr_AverageAnnualReturnSinceInception	(0.94%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
Delaware Large Cap Core Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.36%
Lifetime	rr_AverageAnnualReturnSinceInception	(1.28%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
Delaware Large Cap Core Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.66%
Lifetime	rr_AverageAnnualReturnSinceInception	(0.85%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
Delaware Large Cap Core Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	none
Lifetime	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
Delaware Large Cap Core Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	none
Lifetime	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
Delaware Large Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware Large Cap Core Fund
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Supplement [Text Block]	dgprx_SupplementTextBlock

VOYAGEUR MUTUAL FUNDS III

Delaware Large Cap Core Fund

Supplement to the Fund’s Class A, Class C and Class R
Summary and Statutory Prospectuses dated August 29, 2011
(the “Prospectuses”)

The following replaces the average annual total return table found in the Prospectuses under “How has Delaware Large Cap Core Fund performed?”.

Average annual total returns for periods ended December 31, 2010

		Lifetime
		(08/31/06
	1 year	to
		12/31/10)
Class A return before taxes	5.45%	-0.94%
Class A return after taxes on distributions	5.36%	-1.28%
Class A return after taxes on distributions and sale of Fund shares	3.66%	-0.85%
Class C return before taxes	n/a	n/a
Class R return before taxes	n/a	n/a
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	1.32%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Please keep this Supplement for future reference.

This Supplement is dated May 17, 2012.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Delaware Large Cap Core Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.06%
Lifetime	rr_AverageAnnualReturnSinceInception	1.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006